Ford Credit Auto Owner Trust 2016-A
Monthly Investor Report

Collection Period	December 2018
Payment Date	1/15/2019
Transaction Month	36
Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus, available on the SEC website (http://www.sec.gov) under the registration number 333-205966 and at https://www.ford.com/finance/investor-center/asset-backed-securitization.
I. ORIGINAL DEAL PARAMETERS

	Dollar Amount	# of Receivables		Weighted Avg Remaining Term at Cutoff
Initial Pool Balance	$1,144,164,174.83	45,966		57.9 months

	Dollar Amount	Note Interest Rate		Final Scheduled Payment Date
Original Securities
Class A-1 Notes	$228,900,000.00	0.68%		February 15, 2017
Class A-2a Notes	$200,000,000.00	1.12%		December 15, 2018
Class A-2b Notes	$163,100,000.00	2.85513%	*	December 15, 2018
Class A-3 Notes	$305,200,000.00	1.39%		July 15, 2020
Class A-4 Notes	$102,780,000.00	1.60%		June 15, 2021
Class B Notes	$31,580,000.00	1.94%		July 15, 2021
Class C Notes	$21,050,000.00	2.19%		July 15, 2022
Total	$1,052,610,000.00
		* One-month LIBOR + 0.40%
II. AVAILABLE FUNDS

Interest:
Interest Collections	$540,341.47

Principal:
Principal Collections	$10,005,140.11
Prepayments in Full	$4,551,240.06
Liquidation Proceeds	$79,880.75
Recoveries	$57,079.76
Sub Total	$14,693,340.68
Collections	$15,233,682.15

Purchase Amounts:
Purchase Amounts Related to Principal	$19,321.63
Purchase Amounts Related to Interest	$0.00
Sub Total	$19,321.63

Clean-up Call	$0.00

Reserve Account Draw Amount	$0.00

Available Funds - Total	$15,253,003.78

Ford Credit Auto Owner Trust 2016-A
Monthly Investor Report

Collection Period	December 2018
Payment Date	1/15/2019
Transaction Month	36
III. DISTRIBUTION

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$15,253,003.78
Servicing Fee	$210,275.18	$210,275.18	$0.00	$0.00	$15,042,728.60
Interest - Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$15,042,728.60
Interest - Class A-2a Notes	$0.00	$0.00	$0.00	$0.00	$15,042,728.60
Interest - Class A-2b Notes	$0.00	$0.00	$0.00	$0.00	$15,042,728.60
Interest - Class A-3 Notes	$66,670.04	$66,670.04	$0.00	$0.00	$14,976,058.56
Interest - Class A-4 Notes	$137,040.00	$137,040.00	$0.00	$0.00	$14,839,018.56
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$14,839,018.56
Interest - Class B Notes	$51,054.33	$51,054.33	$0.00	$0.00	$14,787,964.23
Second Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$14,787,964.23
Interest - Class C Notes	$38,416.25	$38,416.25	$0.00	$0.00	$14,749,547.98
Reserve Account Deposit	$0.00	$0.00	$0.00	$0.00	$14,749,547.98
Regular Principal Payment	$13,608,547.33	$13,608,547.33	$0.00	$0.00	$1,141,000.65
Additional Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$1,141,000.65
Residual Released to Depositor	$0.00	$1,141,000.65	$0.00	$0.00	$0.00
Total		$15,253,003.78

Principal Payment:
First Priority Principal Payment					$0.00
Second Priority Principal Payment					$0.00
Regular Principal Payment					$13,608,547.33
Total					$13,608,547.33
IV. NOTEHOLDER PAYMENTS

	Noteholder Principal Payments		Noteholder Interest Payments		Total Payments
Original	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance
Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2a Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2b Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-3 Notes	$13,608,547.33	$44.59	$66,670.04	$0.22	$13,675,217.37	$44.81
Class A-4 Notes	$0.00	$0.00	$137,040.00	$1.33	$137,040.00	$1.33
Class B Notes	$0.00	$0.00	$51,054.33	$1.62	$51,054.33	$1.62
Class C Notes	$0.00	$0.00	$38,416.25	$1.83	$38,416.25	$1.83
Total	$13,608,547.33	$12.93	$293,180.62	$0.28	$13,901,727.95	$13.21

Ford Credit Auto Owner Trust 2016-A
Monthly Investor Report

Collection Period	December 2018
Payment Date	1/15/2019
Transaction Month	36

V. NOTE BALANCE AND POOL INFORMATION

	Beginning of Period Balance	Note Factor	End of Period Balance	Note Factor
Class A-1 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2a Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2b Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-3 Notes	$57,556,866.51	0.1885874	$43,948,319.18	0.1439984
Class A-4 Notes	$102,780,000.00	1.0000000	$102,780,000.00	1.0000000
Class B Notes	$31,580,000.00	1.0000000	$31,580,000.00	1.0000000
Class C Notes	$21,050,000.00	1.0000000	$21,050,000.00	1.0000000
Total	$212,966,866.51	0.2023227	$199,358,319.18	0.1893943

Pool Information
Weighted Average APR	2.645%	2.643%
Weighted Average Remaining Term	28.67	27.89
Number of Receivables Outstanding	21,278	20,576
Pool Balance	$252,330,220.37	$237,507,992.22
Adjusted Pool Balance (Pool Balance - YSOC Amount)	$234,019,057.44	$220,410,510.11
Pool Factor	0.2205367	0.2075821

VI. OVERCOLLATERALIZATION INFORMATION

Specified Reserve Balance	$5,720,820.87
Targeted Credit Enhancement Amount	$5,720,820.87
Yield Supplement Overcollateralization Amount	$17,097,482.11
Targeted Overcollateralization Amount	$38,149,673.04
Actual Overcollateralization Amount (EOP Pool Balance - EOP Note Balance)	$38,149,673.04

VII. RECONCILIATION OF RESERVE ACCOUNT

Beginning Reserve Account Balance	$5,720,820.87
Reserve Account Deposits Made	$0.00
Reserve Account Draw Amount	$0.00
Ending Reserve Account Balance	$5,720,820.87
Change in Reserve Account Balance	$0.00
Specified Reserve Balance	$5,720,820.87

Ford Credit Auto Owner Trust 2016-A
Monthly Investor Report

Collection Period	December 2018
Payment Date	1/15/2019
Transaction Month	36
VIII. NET LOSS AND DELINQUENT RECEIVABLES

		# of Receivables	Amount
Current Collection Period Loss:
Realized Loss (Charge-Offs)		75	$166,645.60
(Recoveries)		108	$57,079.76
Net Loss for Current Collection Period			$109,565.84
Ratio of Net Loss for Current Collection Period to Beginning of Period Pool Balance (annualized)			0.5211%

Prior and Current Collection Periods Average Loss:

Ratio of Net Loss to the Average Pool Balance (annualized)
Third Prior Collection Period			0.9967%
Second Prior Collection Period			0.4394%
Prior Collection Period			1.0633%
Current Collection Period			0.5368%
Four Month Average (Current and Prior Three Collection Periods)			0.7591%

Cumulative Loss:
Cumulative Realized Loss (Charge-Offs)		2642	$10,223,462.05
(Cumulative Recoveries)			$1,749,135.81
Cumulative Net Loss for All Collection Periods			$8,474,326.24
Ratio of Cumulative Net Loss for all Collection Periods to Initial Pool Balance			0.7407%

Average Realized Loss for Receivables that have experienced a Realized Loss			$3,869.59
Average Net Loss for Receivables that have experienced a Realized Loss			$3,207.54

	% of EOP Pool Balance	# of Receivables	Amount
Delinquent Receivables:
31-60 Days Delinquent	2.13%	324	$5,050,632.28
61-90 Days Delinquent	0.21%	31	$505,738.50
91-120 Days Delinquent	0.02%	3	$56,028.17
Over 120 Days Delinquent	0.20%	28	$473,204.27
Total Delinquent Receivables	2.56%	386	$6,085,603.22

Repossession Inventory:
Repossessed in the Current Collection Period		16	$256,409.76
Total Repossessed Inventory		24	$408,611.94

Number of 61+ Delinquent Receivables to EOP Number of Outstanding Receivables:
Second Prior Collection Period			0.3280%
Prior Collection Period			0.3102%
Current Collection Period			0.3013%
Three Month Average			0.3132%

Delinquency Trigger (61+ Delinquent Receivables)
Transaction Month	Trigger
1-12	1.00%
13-24	1.75%
25-36	3.25%
37+	5.00%
61+ Delinquent Receivables Balance to EOP Pool Balance			0.4358%
Delinquency Trigger Occurred			No

Ford Credit Auto Owner Trust 2016-A
Monthly Investor Report

Collection Period	December 2018
Payment Date	1/15/2019
Transaction Month	36

IX. REPURCHASE DEMAND ACTIVITY (RULE 15Ga-1)

No Activity to report

Most Recent Form ABS-15G for repurchase demand activity

Filed by: Ford Motor Credit Company LLC
CIK#: 0000038009
Date: February 7, 2018

SERVICER CERTIFICATION
THIS REPORT IS ACCURATE IN ALL MATERIAL RESPECTS.
Ford Motor Credit Company LLC
/s/ Jason C. Behnke
Assistant Treasurer